Industry Segments Data (Reconciliation of reportable segment adjusted EBITDA) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reconciliation [Abstract]
Reportable segment Adjusted EBITDA									$ 323,116	$ 267,283	$ 226,809
Less depreciation and amortization expense									(170,285)	(147,259)	(130,452)
Less share-based compensation expense									(8,392)	(6,638)	(5,040)
Less non-cash contribution expense									0	0	(960)
Less accretion expense									(1,249)	(77)	(508)
Other									372	(447)	(869)
Operating income	25,547	49,336	38,414	30,265	25,423	38,684	25,695	23,060	143,562	112,862	88,980
Less other expense, net									(74,289)	(70,178)	(67,730)
Consolidated income before income tax expense									$ 69,273	$ 42,684	$ 21,250